Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statement of comprehensive income
Profit (loss)	R$ 2,116,368	R$ 1,653,684	R$ 1,504,768
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	767	56	(677)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(129,503)	(845)	(162)
Derivative financial instruments through OCI	3,434	253
Income tax relating to financial assets measured at fair value through other comprehensive income included in other comprehensive income	42,863	201	55
Total comprehensive income	2,033,929	1,653,349	1,503,984
Comprehensive income attributable to [abstract]
Comprehensive income	R$ 2,033,929	R$ 1,653,349	R$ 1,503,984